Segment Information - Summary of Disaggregated Revenue from Contracts with Customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 855,444	$ 11,696	₨ 818,952	₨ 900,750
Revenue from contingent rents	15,147	207	16,729	16,724
Loss on provisionally priced contracts under IFRS 9 (Refer Note 6(a))	(1,961)	(27)	(12,995)	(8,462)
JV partner's share of the exploration costs approved under the OM (Refer Note 6(b))			12,760
Total revenue	868,630	11,876	835,446	909,012
Oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,798	886	109,062	126,430
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,837	93	7,945	5,270
Zinc Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	166,343	2,274	157,559	172,046
Lead Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,803	531	34,702	37,575
Silver Metal & Bars [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,949	601	24,756	25,829
Iron Ore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,734	297	14,820	6,911
Metallurgical Coke [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,565	35	553	532
Pig Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,249	332	22,394	20,612
Copper Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	102,049	1,395	73,489	92,931
Aluminium products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	283,944	3,882	254,293	280,730
Power [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	36,509	499	44,064	47,839
Steel Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,663	542	37,850	41,859
Ferro Alloys [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,740	37
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 21,261	$ 291	₨ 37,465	₨ 42,186